Supplement to the
Fidelity Tax-Free Money Market Fund
June 17, 2001
Prospectus

The following information updates the similar information on the cover of the prospectus:

Fidelity Tax-Free Money Market Fund

(fund number 275, trading symbol FMOXX)

TFM-01-01 July 17, 2001
1.761611.100